UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2018

Date of reporting period:	November 30, 2017

Item 1. Schedule of Investments:

Putnam Global Financials Fund

The fund's portfolio
11/30/17 (Unaudited)

COMMON STOCKS (97.8%)(a)
	Shares	Value

Banks (21.0%)

Banco Macro SA ADR (Argentina)	2,840	$288,374

Bank of America Corp.	46,100	1,298,637

Bank of Ireland Group PLC (Ireland)(NON)	39,380	307,199

Citigroup, Inc.	16,400	1,238,200

Danske Bank A/S (Denmark)	6,493	242,562

First Republic Bank	3,751	358,371

Grupo Financiero Galicia SA ADR (Argentina)	3,547	202,640

HDFC Bank, Ltd. ADR (India)	2,700	262,170

ING Groep NV GDR (Netherlands)	39,729	716,641

Mitsubishi UFJ Financial Group, Inc. (Japan)	38,500	272,921

Sumitomo Mitsui Financial Group, Inc. (Japan)	11,400	463,389

		5,651,104
Capital markets (25.5%)

Amundi SA (France)	4,250	379,291

BGP Holdings PLC (Malta)	82,319	—

Charles Schwab Corp. (The)	14,100	687,939

E*Trade Financial Corp.(NON)	13,600	654,704

Goldman Sachs Group, Inc. (The)	3,900	965,796

Hamilton Lane, Inc. Class A	14,234	490,646

Invesco, Ltd.	18,400	665,528

KKR & Co. LP	40,179	800,366

Natixis SA (France)	70,507	571,501

Partners Group Holding AG (Switzerland)	938	644,562

St. James's Place PLC (United Kingdom)	34,766	570,793

WisdomTree Investments, Inc.	38,800	446,200

		6,877,326
Construction and engineering (1.7%)

Kyudenko Corp. (Japan)	9,300	443,282

		443,282
Consumer finance (2.3%)

Oportun Financial Corp. (acquired 6/23/15, cost $6,022) (Private)(F)(RES)(NON)	2,113	5,101

UNIFIN Financiera, SAB de CV SOFOM, E.N.R. (Mexico)	188,600	617,259

		622,360
Diversified financial services (6.4%)

Challenger, Ltd. (Australia)	69,466	742,203

Eurazeo SA (France)	5,593	492,223

ORIX Corp. (Japan)	28,700	495,130

		1,729,556
Equity real estate investment trusts (REITs) (3.8%)

Big Yellow Group PLC (United Kingdom)	20,808	234,553

Boston Properties, Inc.	2,241	280,977

Hibernia REIT PLC (Ireland)	127,868	217,639

Public Storage	1,379	293,892

		1,027,061
Hotels, restaurants, and leisure (1.6%)

Dalata Hotel Group PLC (Ireland)(NON)	60,019	415,767

		415,767
Insurance (28.0%)

Admiral Group PLC (United Kingdom)	7,901	205,479

AIA Group, Ltd. (Hong Kong)	120,800	984,631

American International Group, Inc.	8,747	524,470

Assured Guaranty, Ltd.	32,134	1,166,786

Chubb, Ltd.	4,520	687,537

Fairfax Financial Holdings, Ltd. (Canada)	900	494,587

Hartford Financial Services Group, Inc. (The)	3,500	201,040

Insurance Australia Group, Ltd. (Australia)	117,435	640,628

Intact Financial Corp. (Canada)	4,294	360,255

IRB Brasil Resseguros S/A (Brazil)	35,000	367,273

MetLife, Inc.	10,800	579,744

Old Mutual PLC (South Africa)	72,295	192,904

Prudential PLC (United Kingdom)	45,079	1,133,337

		7,538,671
IT Services (2.2%)

Visa, Inc. Class A	5,320	598,979

		598,979
Real estate management and development (1.8%)

Foxtons Group PLC (United Kingdom)(S)	123,245	115,840

Kennedy-Wilson Holdings, Inc.	19,370	370,936

		486,776
Thrifts and mortgage finance (2.5%)

Radian Group, Inc.	32,800	672,072

		672,072
Transportation infrastructure (1.0%)

Sumitomo Warehouse Co., Ltd. (The) (Japan)	39,000	277,890

		277,890

Total common stocks (cost $21,349,924)		$26,340,844

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $17) (Private)(F)(RES)(NON)	6	$14

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $315) (Private)(F)(RES)(NON)	100	267

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $738) (Private)(F)(RES)(NON)	145	625

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $1,069) (Private)(F)(RES)(NON)	210	905

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $598) (Private)(F)(RES)(NON)	109	507

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $1,812) (Private)(F)(RES)(NON)	236	1,535

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $5,087 (Private)(F)(RES)(NON)	1,785	4,310

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $6,432) (Private)(F)(RES)(NON)	2,257	5,449

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $16,156) (Private)(F)(RES)(NON)	5,674	13,686

Total convertible preferred stocks (cost $32,224)		$27,298

SHORT-TERM INVESTMENTS (2.1%)(a)
	Shares	Value

Putnam Short Term Investment Fund 1.23%(AFF)	461,892	$461,892

Putnam Cash Collateral Pool, LLC 1.31%(AFF)	110,000	110,000

Total short-term investments (cost $571,892)		$571,892

TOTAL INVESTMENTS

Total investments (cost $21,954,040)		$26,940,034

FORWARD CURRENCY CONTRACTS at 11/30/17 (aggregate face value $5,124,197) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Barclays Bank PLC
	Canadian Dollar	Buy	1/17/18	$183,680	$189,675	$(5,995)
	Hong Kong Dollar	Buy	2/22/18	22,878	22,933	(55)
	Japanese Yen	Buy	2/22/18	102,927	101,508	1,419
	Swiss Franc	Buy	12/20/17	112,478	115,530	(3,052)
Citibank, N.A.
	British Pound	Buy	12/20/17	83,900	81,959	1,941
	Danish Krone	Buy	12/20/17	97,212	97,365	(153)
	Euro	Buy	12/20/17	167,290	169,921	(2,631)
Credit Suisse International
	Canadian Dollar	Buy	1/17/18	127,678	131,852	(4,174)
	Norwegian Krone	Buy	12/20/17	40,926	43,847	(2,921)
	Swedish Krona	Buy	12/20/17	431,640	436,923	(5,283)
Goldman Sachs International
	Australian Dollar	Buy	1/17/18	84,395	87,196	(2,801)
	British Pound	Sell	12/20/17	227,073	221,093	(5,980)
	Euro	Buy	12/20/17	67,202	65,893	1,309
	Japanese Yen	Sell	2/22/18	303,948	299,805	(4,143)
HSBC Bank USA, National Association
	Canadian Dollar	Buy	1/17/18	126,901	131,049	(4,148)
JPMorgan Chase Bank N.A.
	British Pound	Buy	12/20/17	530,468	518,339	12,129
	Canadian Dollar	Buy	1/17/18	66,553	67,459	(906)
	Danish Krone	Sell	12/20/17	248,523	243,328	(5,195)
Royal Bank of Scotland PLC (The)
	Canadian Dollar	Buy	1/17/18	68,958	71,206	(2,248)
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/17/18	106,326	109,844	(3,518)
	British Pound	Sell	12/20/17	262,257	252,307	(9,950)
	Canadian Dollar	Buy	1/17/18	98,511	101,768	(3,257)
	Euro	Buy	12/20/17	57,670	59,646	(1,976)
	Israeli Shekel	Buy	1/17/18	38,230	37,909	321
	Japanese Yen	Buy	2/22/18	187,773	185,165	2,608
	Singapore Dollar	Buy	2/22/18	372,894	370,125	2,769
UBS AG
	Australian Dollar	Sell	1/17/18	6,125	3,648	(2,477)
	Canadian Dollar	Buy	1/17/18	50,730	52,385	(1,655)
WestPac Banking Corp.
	Australian Dollar	Buy	1/17/18	35,542	36,720	(1,178)
	British Pound	Sell	12/20/17	484,187	464,066	(20,121)
	Canadian Dollar	Buy	1/17/18	342,539	353,733	(11,194)

Unrealized appreciation						22,496

Unrealized (depreciation)						(105,011)

Total						$(82,515)
* The exchange currency for all contracts listed is the United States Dollar.

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2017 through November 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $26,939,265.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $32,399, or 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 8/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/17

	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$835,000	$1,242,425	$1,967,425	$2,169	$110,000
	Putnam Short Term Investment Fund**	133,053	3,359,678	3,030,839	930	461,892

	Total Short-term investments	$968,053	$4,602,103	$4,998,264	$3,099	$571,892
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $110,000, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $103,487. Certain of these securities were sold prior to the close of the reporting period.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $83,772 to cover certain derivative contracts.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	50.1%
	United Kingdom	8.4
	Japan	7.3
	France	5.4
	Australia	5.2
	Hong Kong	3.7
	Ireland	3.5
	Canada	3.2
	Netherlands	2.7
	Switzerland	2.4
	Mexico	2.3
	Argentina	1.8
	Brazil	1.4
	India	1.0
	Denmark	0.9
	South Africa	0.7

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund's policy regarding investments in securities of foreign issuers, as discussed further in the fund's prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $88,543 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$415,767	$—	$—
Financials	19,487,086	3,598,902	5,101
Industrials	—	721,172	—
Information technology	598,979	—	—
Real estate	1,513,837	—	—
Total common stocks	22,015,669	4,320,074	5,101
Convertible preferred stocks	—	—	27,298
Short-term investments	461,892	110,000	—

Totals by level	$22,477,561	$4,430,074	$32,399

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(82,515)	$—

Totals by level	$—	$(82,515)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	22,496	105,011

Total	$22,496	$105,011

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$6,000,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 25, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: January 25, 2018